PAINEWEBBER TACTICAL ALLOCATION FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 2000

                                                      February 26, 2001





Dear Investor,


      The purpose of this supplement is to revise the fourth and fifth paragraphs on page two of the Statement of Additional Information as follows:

      References to the "one-year U.S. Treasury bill" are replaced by the "one-year Constant Maturity Treasury yield."

                                                      ZS-86